Investment properties - noncurrent (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 389,799	R$ 287,867
Acquisitions	23,861	121,672
Acquisitions - corporate restructuring	140,952
Disposals	(10,793)	(8,728)
Transfers
(-) Depreciation / amortization	(12,899)	(11,012)	R$ 21,957
Effect of conversion	26,232
Net book balance	557,152	389,799	287,867
At June 30, 2018
Total cost	660,748	480,496
Accumulated depreciation	(103,596)	(90,697)
Net book balance	557,152	389,799	R$ 287,867
Land Farms [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	300,487
Acquisitions	2,231
Acquisitions - corporate restructuring	113,158
Disposals	(10,676)
Transfers
(-) Depreciation / amortization
Effect of conversion	19,879
Net book balance	425,079	300,487
At June 30, 2018
Total cost	425,079
Accumulated depreciation
Net book balance	425,079	300,487
Buildings and improvements [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	26,369
Acquisitions	152
Acquisitions - corporate restructuring	4,141
Disposals	(116)
Transfers	1,979
(-) Depreciation / amortization	(983)
Effect of conversion	710
Net book balance	32,252	26,369
At June 30, 2018
Total cost	39,925
Accumulated depreciation	(7,673)
Net book balance	R$ 32,252	26,369
Buildings and improvements [Member] | Bottom of range [Member]
At June 30, 2018
Annual depreciation rates (weighted average) - %	4.00%
Buildings and improvements [Member] | Top of range [Member]
At June 30, 2018
Annual depreciation rates (weighted average) - %	20.00%
Opening of area [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 53,021
Acquisitions	1,390
Acquisitions - corporate restructuring
Disposals
Transfers	6,943
(-) Depreciation / amortization	(11,916)
Effect of conversion	36
Net book balance	49,474	53,021
At June 30, 2018
Total cost	145,397
Accumulated depreciation	(95,923)
Net book balance	R$ 49,474	53,021
Opening of area [Member] | Bottom of range [Member]
At June 30, 2018
Annual depreciation rates (weighted average) - %	10.00%
Opening of area [Member] | Top of range [Member]
At June 30, 2018
Annual depreciation rates (weighted average) - %	20.00%
Total in operation [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	R$ 379,877
Acquisitions	3,773
Acquisitions - corporate restructuring	117,299
Disposals	(10,792)
Transfers	8,922
(-) Depreciation / amortization	(12,899)
Effect of conversion	20,625
Net book balance	506,805	379,877
At June 30, 2018
Total cost	610,401
Accumulated depreciation	(103,596)
Net book balance	506,805	379,877
Construction in progress [Member]
Disclosure of detailed information about investment property [line items]
Opening balance	9,922
Acquisitions	20,088
Acquisitions - corporate restructuring	23,653
Disposals	(1)
Transfers	(8,922)
Effect of conversion	5,607
Net book balance	50,347	9,922
At June 30, 2018
Total cost	50,347
Accumulated depreciation
Net book balance	R$ 50,347	R$ 9,922